Parent Company Information - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash	$ 595
Loans receivable	1,000,000
Prepaid expenses and other current assets	150,503	1
Total current assets	1,151,098	1
Non-current assets:
Non-current loans receivable	3,515,050
Deferred offering costs		80,000
Investment in subsidiaries	3,716,927	4,709,197
Total non-current assets	7,231,977	4,789,197
Total assets	8,383,075	4,789,198
Current Liabilities
Other payables and other current liabilities	505,100	472,350
Total current liabilities	505,100	472,350
Total liabilities	505,100	472,350
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,831,401	2,236,677
Statutory reserves	800,096	755,100
Retained earnings	525,406	1,583,977
Accumulated other comprehensive loss	(279,104)	(258,907)
Total shareholders’ equity of the Company	7,877,975	4,316,848
Total Liabilities and Equity	$ 8,383,075	$ 4,789,198